Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	May 22, 2020
Document And Entity Information
Entity Registrant Name	MMTec, Inc.
Entity Central Index Key	0001742518
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
DocumentAnnual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity File Number	001-38766
Entity Common Stock, Shares Outstanding		20,070,000
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	D8